Intangible Assets and Goodwill - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Goodwill [Line Items]
Impairment loss on goodwill			$ 7,570,471	$ 3,288,847	$ 26,898,016
Fair value of reporting unit					6,000,000.0
Impairment on property, plant and equipment					1,533,766
Impairment loss on right-of-use assets	$ 271,057		271,057		107,650
Intangible assets, Impairment loss			2,593,529	1,527,000
Impairment loss			$ 7,570,471	3,288,847	26,898,016
Impairment loss of other long-lived assets				$ 2,323,062
Pre tax discount rate				9.40%
Business plan duration		3 years		3 years
Operating result growth rate		3.50%		3.00%
Impairment charge				$ 1,527,000
Biodroga
Goodwill [Line Items]
Impairment loss on goodwill				$ 0	$ 0
Pre-tax discount rate on discounted cash flow				15.175%	12.13%
Terminal growth rate				2.50%	2.50%
Impairment loss				$ 0	$ 0
SugarLeaf
Goodwill [Line Items]
Impairment loss on goodwill					26,898,016
Accelerated depreciation for the year					5,803,135
Impairment loss					26,898,016
SugarLeaf | Farmer relationships
Goodwill [Line Items]
Accelerated depreciation for the year					$ 4,749,174